Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,519,778)	$ (2,534,732)	$ (3,711,738)	$ (2,632,375)
Adjustments to reconcile net loss to net cash and cash equivalents provided by operating activities:
Depreciation and amortization	1,082,093	1,504,049	1,912,077	819,604
Stock based compensation expense	374,335	363,604	524,841	2,953,969
Deferred tax benefit				(2,392,994)
Amortization of debt issue costs into interest expense	1,063,545	348,393	479,340	51,564
Loss on disposal of property and equipment		112,284	112,284
Change in fair value of placement rights derivative liability		370,000	370,000
Recovery of bad debt expense		(1,876)	(1,876)	5,432
Changes in operating assets and liabilities:
Accounts receivable	33,985	237,545	34,892	(76,205)
Inventory	1,216,046	2,003,507	(1,816,327)	(3,718,347)
Prepaid and other current assets	35,307	142,396	166,882	669,565
Other assets	12,608	11,912	13,222	(26,750)
Accounts payable	(120,222)	257,615	1,764,824	727,466
Accrued expenses	449,655	(54,647)	187,801	(173,297)
Due to related party	48,991
Lease termination payable		(5,000)	(5,000)	(10,000)
Deferred revenues	(144,946)	(524,324)	(440,197)	459,400
Net Cash and Cash Equivalents Provided by Operating Activities	1,531,619	2,230,726	(408,975)	(3,342,968)
CASH FLOWS FROM INVESTING ACTIVITIES:
Website development costs	(406,703)	(435,116)	(595,528)	(601,404)
Cash paid for acquisition, net of cash acquired				(2,365,859)
Restricted cash	(2,458,773)	(3,528,073)	(180,834)	(801,230)
Cash paid to purchase property and equipment	(18,770)	(69,019)	(93,686)	(16,789)
Security deposits		(8,435)	(8,435)
Net Cash and Cash Equivalents Used in Investing Activities	(2,884,246)	(4,040,643)	(878,483)	(3,785,282)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	8,572,400	2,000,000	2,000,000	6,000,000
Principal repayments of note payable	(8,080,000)
Payment of capital lease obligations	(9,456)		(3,355)
Cash paid for debt issue costs	(310,129)	(49,551)	(99,551)	(238,721)
Net Cash and Cash Equivalents Provided by Financing Activities	172,815	1,950,449	1,897,094	5,761,279
Net (Decrease) Increase in Cash and Cash Equivalents	(1,179,812)	140,532	609,636	(1,366,971)
Cash and Cash Equivalents - Beginning of Period	1,657,422	1,047,786	1,047,786	2,414,757
Cash and Cash Equivalents - End of Period	477,610	1,188,318	1,657,422	1,047,786
Cash Paid During the Period for:
Interest	806,059	744,931	1,018,529	136,858
Taxes	18,193
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Adjustment to goodwill for inventory valuation		42,198	42,198
Common stock issued in connection with note payable		402,500	402,500	725,800
Purchases of property and equipment through capital leases	14,686	55,129	62,005
Elimination of Placement Rights Derivative Liability		$ 1,500,000	1,500,000
Common stock issued in connection with We Sell Cellular Acquisition				10,388,309
Fair value of Placement Rights in connection with We Sell Cellular acquisition				1,130,000
Common stock issued for services				$ 4,450
Conversion of Series A preferred stock into common stock				10
Conversion of Series B preferred stock into common stock				95
Conversion of Series C preferred stock into common stock				15
Conversion of Series E preferred stock into common stock				10